PROPERTY, EQUIPMENT AND SOFTWARE - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
PROPERTY, EQUIPMENT AND SOFTWARE
Depreciation and amortization expenses	¥ 25,631	$ 3,535	¥ 33,859